As filed with the Securities and Exchange Commission on July 1, 2011
1933 Act No. 333-155709
1940 Act No. 811-22255

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Post-Effective Amendment No. 12	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Post-Effective Amendment No. 14	X

(Check appropriate box or boxes)

EGA Emerging Global Shares Trust
(Exact Name of Registrant as Specified in Charter)

171 East Ridgewood Avenue, Ridgewood, NJ 07450
(Address of Principal Executive Offices) (Zip Code)

201-214-5559
(Registrant's Telephone Number, including Area Code)

Robert C. Holderith
EGA Emerging Global Shares Trust
171 East Ridgewood Avenue
Ridgewood, NJ 07450

(Name and Address of Agent for Service of Process)

With Copies to:

Michael D. Mabry, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on ________ pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Ridgewood and State of New Jersey on this 1st day of July, 2011.

EGA EMERGING GLOBAL SHARES TRUST

By: /s/ Robert C. Holderith

Robert C. Holderith
President and Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Robert C. Holderith Robert C. Holderith	President/Chairman and Director of each Subsidiary	July 1, 2011

/s/ James J. Valenti James J. Valenti	Secretary/Trustee	July 1, 2011

Ron Safir* Ron Safir	Trustee	July 1, 2011

Jeffrey D. Haroldson* Jeffrey D. Haroldson	Trustee	July 1, 2011

Robert Willens* Robert Willens	Trustee	July 1, 2011

Thomas A. Carter* Thomas A. Carter	Treasurer	July 1, 2011

Anil Sharma* Anil Sharma	Director of each Subsidiary	July 1, 2011

Shahed Hoolash* Shahed Hoolash	Director of each Subsidiary	July 1, 2011

* By: /s/ Robert C. Holderith Robert C. Holderith As Attorney-in-Fact for Each of the persons indicated (pursuant to powers of attorney)

EXHIBIT LIST

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase